Subsequent Events: (Details) (Notes, USD $)	Jul. 14, 2014	Oct. 02, 2013
Subsequent events
Face amount		$ 66,000,000
Interest rate (as a percent)	20.50%	15.50%
Subsequent Events
Subsequent events
Interest rate (as a percent)	20.50%